SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥) segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Rate of translations of amounts from RMB into US$	6.9931
Impairment of goodwill	¥ 0.0	¥ 0.0	¥ 0.0
Advertising expenses	322.8	530.4	582.1
Employee benefit expenses incurred	436.7	¥ 470.1	¥ 449.8
Tax expenses allocated to other comprehensive income	¥ 20.0
Number of operating segments | segment	1	1	1
Number of reportable segments | segment	1	1	1